FAIR VALUE DISCLOSURES, Significant Assumptions (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE DISCLOSURES [Abstract]
Value of collateral-dependent impaired loans that will be reviewed by independent third party, minimum		$ 250
Value of collateral-dependent impaired loans that will be reviewed by special assets group, maximum		250
Assets [Abstract]
Trading securities		410	$ 148
Securities available for sale		610,616	585,484
Loans held for sale		35,946	27,866	$ 23,662
U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		28,988	47,512
U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		156,289	196,056
U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		12,632	34,028
Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		34,727	4,903
Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		146,709	116,904
Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		170,899	144,984
Corporate [Member]
Assets [Abstract]
Securities available for sale		56,180	38,614
Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,579	2,483
Foreign Government [Member]
Assets [Abstract]
Securities available for sale		1,613
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Trading securities		410	148
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		410	148
Loans held for sale		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
Mortgage [Abstract]
1-4 family	[4]	0	0
Resort lending	[4]		0
Commercial [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
Mortgage [Abstract]
1-4 family	[4]	0	0
Resort lending	[4]		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5],[6]	0
Land, land development & construction - real estate	[6]	0	0
Commercial and industrial	[6]		0
Mortgage [Abstract]
1-4 family	[6]	0	0
Resort lending	[6]	0	0
Commercial [Abstract]
Income producing - real estate	[5],[6]	0
Land, land development & construction - real estate	[6]	0	0
Commercial and industrial	[6]		0
Mortgage [Abstract]
1-4 family	[6]	0	0
Resort lending	[6]	0	0
Home Equity Mortgage 1st Lien Fair Value Disclosure	[6]		0
Installment [Abstract]
Home equity - 1st lien	[6]		0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Trading securities		0	0
Securities available for sale		610,616	585,484
Derivatives		2,251	1,238
Liabilities [Abstract]
Derivatives		975	619
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		0	0
Loans held for sale		35,946	27,866
Derivatives	[1]	2,251	1,238
Liabilities [Abstract]
Derivatives	[2]	975	619
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		28,988	47,512
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		156,289	196,056
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		12,632	34,028
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		34,727	4,903
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		146,709	116,904
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		170,899	144,984
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		56,180	38,614
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,579	2,483
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		1,613
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]	0	0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
Mortgage [Abstract]
1-4 family	[4]	0	0
Resort lending	[4]		0
Commercial [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
Mortgage [Abstract]
1-4 family	[4]	0	0
Resort lending	[4]		0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5],[6]	2,863
Land, land development & construction - real estate	[6]	0	0
Commercial and industrial	[6]		0
Mortgage [Abstract]
1-4 family	[6]	0	0
Resort lending	[6]	0	0
Commercial [Abstract]
Income producing - real estate	[5],[6]	2,863
Land, land development & construction - real estate	[6]	0	0
Commercial and industrial	[6]		0
Mortgage [Abstract]
1-4 family	[6]	0	0
Resort lending	[6]	0	0
Home Equity Mortgage 1st Lien Fair Value Disclosure	[6]		0
Installment [Abstract]
Home equity - 1st lien	[6]		0
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Trading securities		0	0
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
ASSETS [Abstract]
Capitalized mortgage loan servicing rights		8,163	8,481
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		0	0
Loans held for sale		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]	8,163	8,481
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	255	711
Land, land development & construction - real estate	[4]	54	40
Commercial and industrial	[4]	1,342	1,257
Mortgage [Abstract]
1-4 family	[4]	361	421
Resort lending	[4]		129
Commercial [Abstract]
Income producing - real estate	[4]	255	711
Land, land development & construction - real estate	[4]	54	40
Commercial and industrial	[4]	1,342	1,257
Mortgage [Abstract]
1-4 family	[4]	361	421
Resort lending	[4]		129
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5],[6]	0
Land, land development & construction - real estate	[6]	176	639
Commercial and industrial	[6]		165
Mortgage [Abstract]
1-4 family	[6]	98	26
Resort lending	[6]	133	107
Commercial [Abstract]
Income producing - real estate	[5],[6]	0
Land, land development & construction - real estate	[6]	176	639
Commercial and industrial	[6]		165
Mortgage [Abstract]
1-4 family	[6]	98	26
Resort lending	[6]	133	107
Home Equity Mortgage 1st Lien Fair Value Disclosure	[6]		14
Installment [Abstract]
Home equity - 1st lien	[6]		36
Fair Value Measurements [Member]
Assets [Abstract]
Trading securities		410	148
Securities available for sale		610,616	585,484
Derivatives		2,251	1,238
Liabilities [Abstract]
Derivatives		975	619
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		410	148
Loans held for sale		35,946	27,866
Derivatives	[1]	2,251	1,238
Liabilities [Abstract]
Derivatives	[2]	975	619
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		28,988	47,512
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		156,289	196,056
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		12,632	34,028
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		34,727	4,903
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		146,709	116,904
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		170,899	144,984
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		56,180	38,614
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,579	2,483
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		1,613
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]	8,163	8,481
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	255	711
Land, land development & construction - real estate	[4]	54	40
Commercial and industrial	[4]	1,342	1,257
Mortgage [Abstract]
1-4 family	[4]	361	421
Resort lending	[4]		129
Commercial [Abstract]
Income producing - real estate	[4]	255	711
Land, land development & construction - real estate	[4]	54	40
Commercial and industrial	[4]	1,342	1,257
Mortgage [Abstract]
1-4 family	[4]	361	421
Resort lending	[4]		129
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5],[6]	2,863
Land, land development & construction - real estate	[6]	176	639
Commercial and industrial	[6]		165
Mortgage [Abstract]
1-4 family	[6]	98	26
Resort lending	[6]	133	107
Commercial [Abstract]
Income producing - real estate	[5],[6]	2,863
Land, land development & construction - real estate	[6]	176	639
Commercial and industrial	[6]		165
Mortgage [Abstract]
1-4 family	[6]	98	26
Resort lending	[6]	$ 133	107
Home Equity Mortgage 1st Lien Fair Value Disclosure	[6]		14
Installment [Abstract]
Home equity - 1st lien	[6]		$ 36

[1]	Included in accrued income and other assets
[2]	Included in accrued expenses and other liabilities
[3]	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
[4]	Only includes impaired loans with specific loss allocations based on collateral value.
[5]	Level 2 valuation is based on a signed purchase agreement.
[6]	Only includes other real estate with subsequent write downs to fair value.